Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
1. Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Emera Incorporated (“Emera” or the “Company”) is an energy and services company which invests in electricity generation, transmission and distribution, and gas transmission and distribution.

At December 31, 2020, Emera’s reportable segments include the following:

•Florida Electric Utility, which consists of Tampa Electric, a vertically integrated regulated electric utility, serving approximately 792,500 customers in West Central Florida;

•Canadian Electric Utilities, which includes:

•Nova Scotia Power Inc. (“NSPI”), a vertically integrated regulated electric utility and the primary electricity supplier in Nova Scotia, serving approximately 529,000 customers; and

•Emera Newfoundland & Labrador Holdings Inc. (“ENL”), consisting of two transmission investments related to an 824 megawatt (“MW”) hydroelectric generating facility at Muskrat Falls on the Lower Churchill River in Labrador being developed by Nalcor Energy. ENL’s two investments are:

•a 100 per cent investment in NSP Maritime Link Inc. (“NSPML”), which developed the Maritime Link Project, a $1.6 billion transmission project, including two 170-kilometre sub-sea cables, connecting the island of Newfoundland and Nova Scotia. This project went in service on January 15, 2018; and

•a 45.6 per cent investment in the partnership capital of Labrador-Island Link Limited Partnership (“LIL”), a $3.7 billion electricity transmission project in Newfoundland and Labrador to enable the transmission of Muskrat Falls energy between Labrador and the island of Newfoundland. Construction of the LIL has been completed and Nalcor recognized the first flow of energy from Labrador to Newfoundland in June 2018. Nalcor continues to work towards commissioning the LIL. In response to the COVID-19 pandemic, on March 17, 2020 Nalcor announced that it had paused construction activities at the Muskrat Falls site and resumed work in May 2020. Nalcor achieved first power on the first of four generators at Muskrat Falls on September 22, 2020 and continues to work toward completing project commissioning in 2021. Refer to note 27 for further details.

•Other Electric Utilities, which includes Emera (Caribbean) Incorporated (“ECI”), a holding company with regulated electric utilities that include:

•The Barbados Light & Power Company Limited (“BLPC”), a vertically integrated regulated electric utility on the island of Barbados, serving approximately 131,000 customers;

•Grand Bahama Power Company Limited (“GBPC”), a vertically integrated regulated electric utility on Grand Bahama Island, serving approximately 19,000 customers;

•a 51.9 per cent interest in Dominica Electricity Services Ltd. (“Domlec”), a vertically integrated regulated electric utility on the island of Dominica, serving approximately 34,000 customers; and

•a 19.5 per cent equity interest in St. Lucia Electricity Services Limited (“Lucelec”), a vertically integrated regulated electric utility on the island of St. Lucia.

On March 24, 2020, Emera completed the sale of Emera Maine which was previously included in the Other Electric Utilities segment. Refer to note 4 for further information.

•Gas Utilities and Infrastructure, which includes:

•Peoples Gas System (“PGS”), a regulated gas distribution utility, serving approximately 426,000 customers across Florida;

•New Mexico Gas Company, Inc. (“NMGC”), a regulated gas distribution utility, serving approximately 540,000 customers in New Mexico;

•SeaCoast Gas Transmission, LLC (“SeaCoast”), a regulated intrastate natural gas transmission company offering services in Florida;

•Emera Brunswick Pipeline Company Limited (“Brunswick Pipeline”), a 145-kilometre pipeline delivering re-gasified liquefied natural gas (“LNG”) from Saint John, New Brunswick to the United States border under a 25-year firm service agreement with Repsol Energy Canada, which expires in 2034; and

•a 12.9 per cent interest in Maritimes & Northeast Pipeline (“M&NP”), a 1,400-kilometre pipeline, which transports natural gas throughout markets in Atlantic Canada and the northeastern United States.

•Emera’s other reportable segment includes investments in energy-related non-regulated companies which includes:

•Emera Energy, which consists of:

•Emera Energy Services (“EES”), a physical energy business that purchases and sells natural gas and electricity and provides related energy asset management services;

•Brooklyn Power Corporation (“Brooklyn Energy”), a 30 MW biomass co-generation electricity facility in Brooklyn, Nova Scotia; and

•a 50.0 per cent joint venture interest in Bear Swamp Power Company LLC (“Bear Swamp”), a 600 MW pumped storage hydroelectric facility in northwestern Massachusetts.

•Emera Reinsurance Limited, a captive insurance company providing insurance and reinsurance to Emera and certain affiliates, to enable more cost-efficient management of risk and deductible levels across Emera;

•Emera US Finance LP (“Emera Finance”) and TECO Finance, Inc. (“TECO Finance”), financing subsidiaries of Emera;

•Emera US Holdings Inc., a wholly owned holding company for certain of Emera’s assets located in the United States; and

•other investments.

In 2019, the Company completed the sale of assets previously included in the Other segment, including Emera Energy’s New England Gas Generating (“NEGG”) and Bayside facilities, and Emera Utility Services (“EUS”) equipment and inventory.

In 2020, the outbreak of the novel strain of coronavirus, specifically identified as COVID-19, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. While management considered the impact of COVID-19 in the Company’s estimates and results, the financial statements as of and for the year ended December 31, 2020 were not materially impacted by COVID-19. However, it is not possible to reliably estimate the length and severity of the COVID-19 pandemic and the impact on the financial results and condition of the Company in future periods.

Basis of Presentation

These consolidated financial statements are prepared and presented in accordance with United States Generally Accepted Accounting Principles (“USGAAP”). In the opinion of management, these consolidated financial statements include all adjustments that are of a recurring nature and necessary to fairly state the financial position of Emera.

All dollar amounts are presented in Canadian dollars, unless otherwise indicated.

Principles of Consolidation

The consolidated financial statements of Emera include the accounts of Emera Incorporated, its majority-owned subsidiaries, and a variable interest entity (“VIE”) in which Emera is the primary beneficiary. Refer to note 32 for further details. Emera uses the equity method of accounting to record investments in which the Company has the ability to exercise significant influence, and for variable interest entities in which Emera is not the primary beneficiary.

The Company performs ongoing analysis to assess whether it holds any VIEs or whether any reconsideration events have arisen with respect to existing VIEs. To identify potential VIEs, management reviews contractual and ownership arrangements such as leases, long-term purchase power agreements, tolling contracts, guarantees, jointly owned facilities and equity investments. VIEs of which the Company is deemed the primary beneficiary must be consolidated. The primary beneficiary of a VIE has both the power to direct the activities of the entity that most significantly impact its economic performance and the obligation to absorb losses of the entity that could potentially be significant to the entity. In circumstances where Emera has an investment in a VIE but is not deemed the primary beneficiary, the VIE is accounted for using the equity method.

Intercompany balances and transactions have been eliminated on consolidation, except for the net profit on certain transactions between certain non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities. The net profit on these transactions, which would be eliminated in the absence of the accounting standards for rate-regulated entities, is recorded in non-regulated operating revenues. An offset is recorded to property, plant and equipment, regulatory assets, regulated fuel for generation and purchased power, or operating, maintenance and general (“OM&G”), depending on the nature of the transaction.

Use of Management Estimates

The preparation of consolidated financial statements in accordance with USGAAP requires management to make estimates and assumptions. These may affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. Significant areas requiring the use of management estimates relate to rate-regulated assets and liabilities, allowance for credit losses, accumulated reserve for cost of removal, pension and post-retirement benefits, unbilled revenue, useful lives for depreciable assets, goodwill and long-lived assets impairment assessments, income taxes, asset retirement obligations, and valuation of financial instruments. Management evaluates the Company’s estimates on an ongoing basis based upon historical experience, current and expected conditions and assumptions believed to be reasonable at the time the assumption is made, with any adjustments recognized in income in the year they arise.

During the year ended December 31, 2020, the ongoing COVID-19 pandemic has affected all service territories in which Emera operates. The pandemic has generally resulted in lower load and higher operating costs than what otherwise would have been experienced at the Company’s utilities. Some of Emera’s utilities have been impacted more than others. However, on a consolidated basis these unfavourable impacts have not had a material financial impact to net earnings primarily due to a favourable change to the mix of sales across customer classes. Lower commercial and industrial sales have been partially offset by increased sales to residential customers, which have a higher contribution to fixed cost recovery. Favourable weather in 2020, particular in Florida, has further reduced the consolidated impact. Emera’s utilities provide essential services and continue to operate and meet customer demand. Governments world-wide have implemented measures intended to address the pandemic. These measures include travel and transportation restrictions, quarantines, physical distancing, closures of commercial spaces and industrial facilities, shutdowns, shelter-in-place orders and other health measures. These measures are adversely impacting global, national and local economies. Global equity markets have experienced significant volatility. Governments and central banks are implementing measures designed to stabilize economic conditions. The pace and strength of economic recovery is uncertain and may vary among jurisdictions.

Management has analyzed the impact of the COVID-19 pandemic on its estimates and assumptions and concluded that no material adjustments are required for the year ended December 31, 2020. Refer to Asset Impairment: Long-Lived Assets, Asset Impairment: Goodwill and Employee Benefits below for additional details on area’s that could be more significantly impacted.

The extent of future impact of COVID-19 on the Company’s financial results and business operations cannot be predicted at this time and will depend on future developments, including the duration and severity of the pandemic, timing and effectiveness of vaccinations, further potential government actions and future economic activity and energy usage. Actual results may differ significantly from these estimates.

Regulatory Matters

Regulatory accounting applies where rates are established by, or subject to approval by, an independent third-party regulator. The rates are designed to recover prudently incurred costs of providing the regulated products or services and provide an opportunity for a reasonable rate of return on the equity invested or assets, as applicable (refer to note 7 for additional details).

Foreign Currency Translation

Monetary assets and liabilities denominated in foreign currencies are converted to Canadian dollars at the rates of exchange prevailing at the balance sheet date. The resulting differences between the translation at the original transaction date and the balance sheet date are included in income.

Assets and liabilities of foreign operations whose functional currency is not the Canadian dollar are translated using the exchange rates in effect at the balance sheet date and the results of operations at the average exchange rate in effect for the period. The resulting exchange gains and losses on the assets and liabilities are deferred on the balance sheet in AOCI.

The Company designates certain United States dollar denominated debt held in Canadian dollar functional currency companies as hedges of net investments in United States dollar denominated foreign operations. The change in the carrying amount of these investments, measured at the exchange rates in effect at the balance sheet date is recorded in Other Comprehensive Income (“OCI”).

Revenue Recognition

Regulated Electric Revenue

Electric revenues, including energy charges, demand charges, basic facilities charges and clauses and riders, are recognized when obligations under the terms of a contract are satisfied, which is when electricity is delivered to customers over time as the customer simultaneously receives and consumes the benefits of the electricity. Electric revenues are recognized on an accrual basis and include billed and unbilled revenues. Revenues related to the sale of electricity are recognized at rates approved by the respective regulator and recorded based on metered usage, which occurs on a periodic, systematic basis, generally monthly or bi-monthly. At the end of each reporting period, the electricity delivered to customers, but not billed, is estimated and the corresponding unbilled revenue is recognized. The Company’s estimate of unbilled revenue at the end of the reporting period is calculated by estimating the number of megawatt hour (“MWh”) delivered to customers at the established rate expected to prevail in the upcoming billing cycle. This estimate includes assumptions as to the pattern of energy demand, weather, line losses and inter-period changes to customer classes.

Regulated Gas Revenue

Gas revenues, including energy charges, demand charges, basic facilities charges and applicable clauses and riders, are recognized when obligations under the terms of a contract are satisfied, which is when gas is delivered to customers over time as the customer simultaneously receives and consumes the benefits of the gas. Gas revenues are recognized on an accrual basis and include billed and unbilled revenues. Revenues related to the distribution and sale of gas are recognized at rates approved by the respective regulator and recorded based on metered usage, which occurs on a periodic, systematic basis, generally monthly. At the end of each reporting period, the gas delivered to customers, but not billed, is estimated and the corresponding unbilled revenue is recognized. The Company’s estimate of unbilled revenue at the end of the reporting period is calculated by estimating the number of therms delivered to customers at the established rate expected to prevail in the upcoming billing cycle. This estimate includes assumptions as to the pattern of usage, weather, and inter-period changes to customer classes.

Non-regulated Revenue

Marketing and trading margins are comprised of Emera Energy’s corresponding purchases and sales of natural gas and electricity, pipeline capacity costs and energy asset management revenues. Revenues are recorded when obligations under terms of a contract are satisfied and are presented on a net basis, reflecting the nature of the contractual relationships with customers and suppliers.

Energy sales are recognized when obligations under the terms of the contracts are satisfied, which is when electricity is delivered to customers over time.

Capacity payments are recognized when obligations under the terms of a contract are satisfied, which is as the plants stand ready to deliver electricity to customers. Revenues related to capacity payments are recognized at rates determined through an auction process held annually, three years in advance, through the forward capacity market.

Other non-regulated revenues are recorded when obligations under terms of a contract are satisfied.

Other

Sales, value add, and other taxes, except for gross receipts taxes discussed below, collected by the Company concurrent with revenue-producing activities are excluded from revenue.

Leases

The Company determines whether a contract contains a lease at inception by evaluating if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Emera has leases with independent power producers and other utilities with annual requirements to purchase wind and hydro energy over varying contract lengths that are classified as finance leases. These finance leases are not recorded on the Company’s Consolidated Balance Sheets as payments associated with the leases are variable in nature and there are no minimum fixed lease payments. Lease expense associated with these leases is recorded as “Regulated fuel for generation and purchased power” on the Consolidated Statements of Income.

Operating lease liabilities and right-of-use (“ROU”) assets are recognized on the Consolidated Balance Sheets based on the present value of the future minimum lease payments over the lease term at commencement date. As most of Emera’s leases do not provide an implicit rate, the incremental borrowing rate at commencement of the lease is used in determining the present value of future lease payments. Lease expense is recognized on a straight-line basis over the lease term and is recorded as “Operating, maintenance and general” on the Consolidated Statements of Income.

Where the Company is the lessor, a lease is a sales-type lease if certain criteria are met and the arrangement transfers control of the underlying asset to the lessee. For arrangements where the criteria are met due to the presence of a third-party residual value guarantee, the lease is a direct financing lease.

For direct finance leases, a net investment in the lease is recorded that consists of the sum of the minimum lease payments and residual value (net of estimated executory costs and unearned income). The difference between the gross investment and the cost of the leased item is recorded as unearned income at the inception of the lease. Unearned income is recognized in income over the life of the lease using a constant rate of interest equal to the internal rate of return on the lease.

For sales-type leases, the accounting is similar to the accounting for direct finance leases, however the difference between the fair value and the carrying value of the leased item is recorded at lease commencement rather than deferred over the term of the lease.

Emera has certain contractual agreements that include lease and non-lease components, which management has elected to account for as a single lease component.

Franchise Fees and Gross Receipts

Tampa Electric and PGS recover from customers certain costs incurred, on a dollar-for-dollar basis, through prices approved by the Florida Public Service Commission (“FPSC”). The amounts included in customers’ bills for franchise fees and gross receipt taxes are included as “Regulated electric” and “Regulated gas” revenues in the Consolidated Statements of Income. Franchise fees and gross receipt taxes payable by Tampa Electric and PGS are included as an expense on the Consolidated Statements of Income in “Provincial, state and municipal taxes”.

NMGC is an agent in the collection and payment of franchise fees and gross receipt taxes and is not required by a tariff to present the amounts on a gross basis. Therefore, NMGC’s franchise fees and gross receipt taxes are presented net with no line item impact on the Consolidated Statements of Income.

Property, Plant and Equipment

Property, plant and equipment are recorded at original cost, including allowance for funds used during construction (“AFUDC”) or capitalized interest, net of contributions received in aid of construction.

The cost of additions, including betterments and replacements of units of property, plant and equipment are included in “Property, plant and equipment”. When units of regulated property, plant and equipment are replaced, renewed or retired, their cost plus removal or disposal costs, less salvage proceeds, is charged to accumulated depreciation, with no gain or loss reflected in income. Where a disposition of non-regulated property, plant and equipment occurs, gains and losses are included in income as the dispositions occur.

The cost of property, plant and equipment represents the original cost of materials, contracted services, direct labour, AFUDC for regulated property or interest for non-regulated property, asset retirement obligations (“ARO”) and overhead attributable to the capital project. Overhead includes corporate costs such as finance, information technology and labour costs, along with other costs related to support functions, employee benefits, insurance, procurement, and fleet operating and maintenance. Expenditures for project development are capitalized if they are expected to have a future economic benefit.

Normal maintenance projects are expensed as incurred. Planned major maintenance projects that do not increase the overall life of the related assets are expensed. When a major maintenance project increases the life or value of the underlying asset, the cost is capitalized.

Depreciation is determined by the straight-line method, based on the estimated remaining service lives of the depreciable assets in each functional class of depreciable property. For some of Emera’s rate-regulated subsidiaries depreciation is calculated using the group remaining life method, which is applied to the average investment, adjusted for anticipated costs of removal less salvage, in functional classes of depreciable property. The service lives of regulated assets require the appropriate regulatory approval.

Intangible assets, which are included in “Property, plant and equipment” consist primarily of computer software and land rights. Amortization is determined by the straight-line method, based on the estimated remaining service lives of the asset in each category. For some of Emera’s rate-regulated subsidiaries, amortization is calculated using the amortizable life method which is applied to the net book value to date over the remaining life of those assets. The service lives of regulated intangible assets require regulatory approval.

Goodwill

Goodwill is calculated as the excess of the purchase price of an acquired entity over the estimated fair values of identifiable assets acquired and liabilities assumed at the acquisition date. Goodwill is carried at initial cost less any write-down for impairment and is adjusted for the impact of foreign exchange. Under the applicable accounting guidance, goodwill is subject to assessment for impairment at the reporting unit level annually or if an event or change in circumstances indicates that the fair value of a reporting unit may be below its carrying value. Refer to note 22 for further detail.

Income Taxes and Investment Tax Credits

Emera recognizes deferred income tax assets and liabilities for the future tax consequences of events that have been included in the financial statements or income tax returns. Deferred income tax assets and liabilities are determined based on the difference between the carrying value of assets and liabilities on the Consolidated Balance Sheets and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in income tax rates on deferred income tax assets and liabilities is recognized in earnings in the period when the change is enacted unless required to be offset to a regulatory asset or liability by law or by order of the regulator. Emera recognizes the effect of income tax positions only when it is more likely than not that they will be realized. Management reviews all readily available current and historical information, including forward-looking information, and the likelihood that deferred tax assets will be recovered from future taxable income is assessed and assumptions about the expected timing of the reversal of deferred tax assets and liabilities are made. If management subsequently determines that it is likely that some or all of a deferred income tax asset will not be realized, then a valuation allowance is recorded to reflect the amount of deferred income tax asset expected to be realized.

Generally, investment tax credits are recorded as a reduction to income tax expense in the current or future periods to the extent that realization of such benefit is more likely than not. Investment tax credits earned by Tampa Electric, PGS and NMGC on regulated assets are deferred and amortized over the estimated service lives of the related properties, as required by regulatory practices.

Tampa Electric, PGS, NMGC, BLPC and Domlec collect income taxes from customers based on current and deferred income taxes. NSPI, ENL and Brunswick Pipeline collect income taxes from customers based on income tax that is currently payable except for the deferred income taxes on certain regulatory balances specifically prescribed by the regulator. For the balance of regulated deferred income taxes, NSPI, ENL and Brunswick Pipeline recognize regulatory assets or liabilities where the deferred income taxes are expected to be recovered from or returned to customers in future years. These regulated assets or liabilities are grossed up using the respective income tax rate to reflect the income tax associated with future revenues that are required to fund these deferred income tax liabilities, and the income tax benefits associated with reduced revenues resulting from the realization of deferred income tax assets. GBPC is not subject to income taxes.

Emera classifies interest and penalties associated with unrecognized tax benefits as interest and operating expense, respectively. Refer to note 10 for further details.

Derivatives and Hedging Activities

The Company manages its exposure to normal operating and market risks relating to commodity prices, foreign exchange, interest rates and share prices through contractual protections with counterparties where practicable, and by using financial instruments consisting mainly of foreign exchange forwards and swaps, interest rate options and swaps, equity derivatives, and coal, oil and gas futures, options, forwards and swaps. In addition, the Company has contracts for the physical purchase and sale of natural gas. These physical and financial contracts are classified as held-for-trading (“HFT”). Collectively, these contracts and financial instruments are considered derivatives.

The Company recognizes the fair value of all its derivatives on its balance sheet, except for non-financial derivatives that meet the normal purchases and normal sales (“NPNS”) exception. A physical contract generally qualifies for the NPNS exception if the transaction is reasonable in relation to the Company’s business needs, the counterparty owns or controls resources within the proximity to allow for physical delivery, the Company intends to receive physical delivery of the commodity, and the Company deems the counterparty creditworthy. Emera continually assesses contracts designated under the NPNS exception and will discontinue the treatment of these contracts under this exemption where the criteria are no longer met.

Derivatives qualify for hedge accounting if they meet stringent documentation requirements and can be proven to effectively hedge the identified risk both at the inception and over the term of the instrument. Specifically, for cash flow hedges, the change in the fair value of derivatives is deferred to AOCI and recognized in income in the same period the related hedged item is realized. Where the documentation or effectiveness requirements are not met any changes in fair value are recognized in net income in the reporting period, unless deferred as a result of regulatory accounting.

Derivatives entered into by NMGC, NSPI and GBPC that are documented as economic hedges, and for which the NPNS exception has not been taken, are subject to regulatory accounting treatment. The change in fair value of the derivatives is deferred to a regulatory asset or liability. The gain or loss is recognized in the hedged item when the hedged item is settled. Management believes any gains or losses resulting from settlement of these derivatives related to fuel for generation and purchased power will be refunded to or collected from customers in future rates. Tampa Electric and PGS have no derivatives related to hedging as a result of a Florida Public Service Commission approved five-year moratorium on hedging of natural gas purchases which ends on December 31, 2022.

Derivatives that do not meet any of the above criteria are designated as HFT, with changes in fair value normally recorded in net income of the period. The Company has not elected to designate any derivatives to be included in the HFT category where another accounting treatment would apply.

Emera classifies gains and losses on derivatives as a component of fuel for generation and purchased power, other expenses, inventory and property, operating maintenance and general and plant and equipment, depending on the nature of the item being economically hedged. Transportation capacity arising as a result of marketing and trading derivative transactions is recognized as an asset in “Receivables and other current assets” and amortized over the period of the transportation contract term. Cash flows from derivative activities are presented in the same category as the item being hedged within operating or investing activities on the Consolidated Statements of Cash Flows. Non-hedged derivatives are included in operating cash flows on the Consolidated Statements of Cash Flows.

Derivatives, as reflected on the Consolidated Balance Sheets, are not offset by the fair value amounts of cash collateral with the same counterparty. Rights to reclaim cash collateral are recognized in “Receivables and other current assets” and obligations to return cash collateral are recognized in “Accounts payable”.

Cash, Cash Equivalents and Restricted Cash

Cash equivalents consist of highly liquid short-term investments with original maturities of three months or less at acquisition.

Receivables and Allowance for Credit Losses

Utility customer receivables are recorded at the invoiced amount and do not bear interest. Standard payment terms for electricity and gas sales are approximately 30 days. A late payment fee may be assessed on account balances after the due date.

The Company is exposed to credit risk with respect to amounts receivable from customers. Credit assessments may be conducted on new customers. Deposits are requested on accounts in accordance with the Company’s policy. The Company also maintains provisions for expected credit losses, which are assessed on a regular basis.

Management estimates credit losses related to accounts receivable after considering historical loss experience, customer deposits, current events, the characteristics of existing accounts and reasonable and supportable forecasts that affect the collectability of the reported amount. Provisions for credit losses on receivables are expensed to maintain the allowance at a level considered adequate to cover expected losses. Receivables are written off against the allowance when they are deemed uncollectible.

The economic impact of COVID-19, in the service territories in which Emera operates, has impacted the aging of customer receivables resulting in higher allowances for credit losses related to customer receivables however it has not had a material impact on earnings.

Inventory

Fuel and materials inventories are valued using the weighted-average cost method. These inventories are carried at the lower of weighted-average cost or net realizable value, unless evidence indicates that the weighted-average cost will be recovered in future customer rates.

Asset Impairment

Long-Lived Assets

Emera assesses whether there has been an impairment of long-lived assets and intangibles when a triggering event occurs, such as a significant market disruption or sale of a business.

The review of long-lived assets for impairment involves comparing the undiscounted expected future cash flows to the carrying value of the asset. When the undiscounted cash flow analysis indicates a long-lived asset is not recoverable, the amount of the impairment loss is determined by measuring the excess of the carrying amount of the long-lived asset over its estimated fair value. The Company’s assumptions relating to future results of operations or other recoverable amounts are based on a combination of historical experience, fundamental economic analysis, observable market activity and independent market studies. The Company’s expectations regarding uses and holding periods of assets are based on internal long-term budgets and projections, which give consideration to external factors and market forces, as of the end of each reporting period. The assumptions made are consistent with generally accepted industry approaches and assumptions used for valuation and pricing activities.

Management considered whether the potential impacts of the COVID-19 pandemic on undiscounted future cash flows could indicate that long-lived assets are not recoverable. As at December 31, 2020, there are no indications of impairment of Emera’s long-lived assets. The impact of COVID-19 could cause the Company to impair long-lived assets in the future; however, there is currently no indication that future cash flows would be impacted to a point where the Company’s long-lived assets would not be recoverable.

Impairment charges of $25 million ($26 million after tax) were recognized on certain assets during the year ended December 31, 2020 and recorded in Impairment Charge in the Consolidated Income Statement. In 2019, as a result of Hurricane Dorian, Grand Bahama recognized an impairment of $18 million USD which has been fully recovered through insurance.

Goodwill

Goodwill is not amortized but is subject to an annual assessment for impairment at the reporting unit level with interim impairment tests performed when impairment indicators are present. Reporting units are generally determined at the operating segment level or one level below the operating segment level. Reporting units with similar characteristics are grouped for the purpose of determining impairment, if any, of goodwill. When assessing goodwill for impairment the Company has the option of first performing a qualitative assessment to determine whether a quantitative assessment is necessary. In performing a qualitative assessment management considers, among other factors, macroeconomic conditions, industry and market considerations and overall financial performance.

If the Company performs the qualitative assessment and determines that it is more likely than not that its fair value is less than its carrying amount or if the Company chooses to bypass the qualitative assessment, a quantitative test is performed. The quantitative test compares the fair value of the reporting unit to its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is recorded as a reduction to goodwill and a charge to operating expense. Management estimates the fair value of the reporting unit by using the income approach or a combination of the income and market approach. The income approach is applied using a discounted cash flow analysis which relies on management’s best estimate of the reporting units’ projected cash flows. The analysis includes an estimate of terminal values based on these expected cash flows using a methodology which derives a valuation using an assumed perpetual annuity based on the reporting unit’s residual cash flows. The discount rate used is a market participant rate based on a peer group of publicly traded comparable companies and represents the weighted average cost of capital of comparable companies. When using the market approach, management estimates fair value based on comparable companies and transactions within the utility industry. Significant assumptions used in estimating the fair value include discount and growth rates, rate case assumptions, valuation of the reporting unit’s net operating loss (“NOL”), utility sector market performance and transactions, projected operating and capital cash flows and the fair value of debt. Adverse changes in assumptions described above could result in a future material impairment of the goodwill assigned to Emera’s reporting units with goodwill. As part of the 2020 goodwill impairment assessment management considered the potential impacts of the COVID-19 pandemic on the future earnings of the reporting units.

As of December 31, 2020, $5,649 million of Emera’s goodwill was related to TECO Energy (Tampa Electric, PGS and NMGC reporting units). Qualitative assessments were performed for these reporting units given the significant excess of fair value over carrying amounts calculated during the last quantitative test in Q4 2019. Management concluded that it was more likely than not that the fair value of these reporting units exceeded their respective carrying amounts, including goodwill. As such, no quantitative testing was required.

A GBPC goodwill impairment charge of $30 million was recorded in 2019 due to a decrease in expected future cash flows resulting from the impacts of Hurricane Dorian storm recovery and changes in the anticipated long term regulated capital structure of GBPC. As of December 31, 2020, $68 million of Emera’s goodwill was related to GBPC. In Q4 2020, the Company performed a quantitative impairment assessment for GBPC as this reporting unit is more sensitive to changes in forecasted future earnings due to limited excess of fair value over the carrying value. The assessment estimated that the fair value of the reporting unit exceeded its carrying value, including goodwill, by approximately five per cent. Adverse changes in significant assumptions could result in a future impairment. Refer to note 22 for further details.

Equity Method Investments

The carrying value of investments accounted for under the equity method are assessed for impairment by comparing the fair value of these investments to their carrying values, if a fair value assessment was completed, or by reviewing for the presence of impairment indicators, including the impact of COVID-19. If an impairment exists and it is determined to be other-than-temporary, a charge is recognized in earnings equal to the amount the carrying value exceeds the investment’s fair value. No impairment of equity method investments was required for either 2019 or 2020.

Financial Assets

Equity investments, other than those accounted for under the equity method of accounting, are measured at fair value with changes in fair value recognized in the Consolidated Statements of Income. Equity investments that do not have readily determinable fair values are recorded at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investments. No impairment of financial assets was required for either 2019 or 2020.

Asset Retirement Obligations

An ARO is recognized if a legal obligation exists in connection with the future disposal or removal costs resulting from the permanent retirement, abandonment or sale of a long-lived asset. A legal obligation may exist under an existing or enacted law or statute, written or oral contract, or by legal construction under the doctrine of promissory estoppel.

An ARO represents the fair value of the estimated cash flows necessary to discharge the future obligation using the Company’s credit adjusted risk-free rate. The amounts are reduced by actual expenditures incurred. Estimated future cash flows are based on completed depreciation studies, remediation reports, prior experience, estimated useful lives and governmental regulatory requirements. The present value of the liability is recorded and the carrying amount of the related long-lived asset is correspondingly increased. The amount capitalized at inception is depreciated in the same manner as the related long-lived asset. Over time, the liability is accreted to its estimated future value. AROs are included in “Other long-term liabilities” and accretion expense is included as part of “Depreciation and amortization”. Any regulated accretion expense not yet approved by the regulator is recorded in “Property, plant and equipment” and included in the next depreciation study.

Some of the Company’s transmission and distribution assets may have conditional ARO’s which are not recognized in the consolidated financial statements as the fair value of these obligations could not be reasonably estimated, given there is insufficient information to do so. A conditional ARO refers to a legal obligation to perform an asset retirement activity in which the timing and/or method of settlement are conditional on a future event that may or may not be within the control of the entity. Management monitors these obligations and a liability is recognized at fair value in the period in which an amount can be determined.

Cost of Removal

Tampa Electric, PGS, NMGC and NSPI recognize non-ARO costs of removal (“COR”) as regulatory liabilities. The non-ARO costs of removal represent funds received from customers through depreciation rates to cover estimated future non-legally required cost of removal of property, plant and equipment upon retirement. The companies accrue for removal costs over the life of the related assets based on depreciation studies approved by their respective regulators. The costs are estimated based on historical experience and future expectations, including expected timing and estimated future cash outlays.

Stock-Based Compensation

The Company has several stock-based compensation plans: a common share option plan for senior management; an employee common share purchase plan; a deferred share unit (“DSU”) plan; a performance share unit (“PSU”) plan; and a restricted share unit (“RSU”) plan. The Company accounts for its plans in accordance with the fair value based method of accounting for stock-based compensation. Stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the employee’s or director’s requisite service period using the graded vesting method. Stock-based compensation plans recognized as liabilities are initially measured at fair value and re-measured at fair value at each reporting date with the change in liability recognized in income.

Employee Benefits

The costs of the Company’s pension and other post-retirement benefit programs for employees are expensed over the periods during which employees render service. The Company recognizes the funded status of its defined-benefit and other post-retirement plans on the balance sheet and recognizes changes in funded status in the year the change occurs. The Company recognizes the unamortized gains and losses and past service costs in AOCI or regulatory assets. The components of net periodic benefit cost other than the service cost component are included in “Other income (expense), net” on the Consolidated Statements of Income.

The COVID-19 pandemic could impact key actuarial assumptions used to account for employee post-retirement benefits including the anticipated rates of return on plan assets and discount rates used in determining the accrued benefit obligation, benefit costs and annual pension funding requirements.